Total
Equity Index Portfolio
Equity Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Equity Index Portfolio	Class I	Class P
Management Fee	0.05%	0.05%
Service Fee	0.20%	none
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	0.28%	0.08%

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Equity Index Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	29	90	157	356
Class P	8	26	45	103

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 4% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies included in the Fund’s applicable benchmark index, including instruments representative of that index (such as derivatives). The securities in the Fund’s applicable benchmark are those that are included in the S&P 500 Index. The S&P 500 Index is an index of the stocks of approximately 500 large-capitalization companies traded in U.S. stock markets. As of December 31, 2023, the market capitalization range of the S&P 500 Index was approximately $4.9 billion to $3.0 trillion. The Fund principally invests in common stock.
As an index fund, the sub-adviser normally invests the Fund’s assets across different groups of industries/sectors in the same manner as its index is invested, so it may invest a significant percentage of the Fund’s assets in issuers in a single sector in accordance with its index. As of December 31, 2023, a significant portion of the Fund is represented by securities of companies in the Technology sector. The components of the Fund are likely to change over time as the composition of the index changes over time.
The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries (also known as a sector).
The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to a broad-based domestic equity market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.45%; Q1 2020: (19.63%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Equity Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 30, 1991)	25.93%	15.38%	11.72%	Jan. 30, 1991
Class P	Class P (incepted May 2, 2011)	26.19%	15.61%	11.94%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	26.29%	15.69%	12.03%